Submission	Sep. 25, 2025
Submission [Line Items]
Central Index Key	0001854963
Registrant Name	SHF HOLDINGS, INC.
Form Type	S-1
Submission Type	S-1
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A